Performance Management	Sep. 30, 2024
(Eaton Vance CLO Investment Grade Income ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
(Eaton Vance High Income Municipal ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414